Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2021
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
2021
Revenue from health care services	10,622,787	1,379,151	941,627	499,215	13,442,780	36,658	13,479,438
Revenue from health care products	1,051,878	1,336,921	1,017,262	201,054	3,607,115	16,836	3,623,951
Revenue from contracts with customers	11,674,665	2,716,072	1,958,889	700,269	17,049,895	53,494	17,103,389
Other revenue external customers	413,046	48,694	50,901	2,655	515,296	—	515,296
Revenue external customers	12,087,711	2,764,766	2,009,790	702,924	17,565,191	53,494	17,618,685
Inter-segment revenue	31,869	—	620	202	32,691	(32,691)	—
Revenue	12,119,580	2,764,766	2,010,410	703,126	17,597,882	20,803	17,618,685
Operating income	1,643,918	309,327	349,599	11,959	2,314,803	(462,513)	1,852,290
Interest							(280,429)
Income before income taxes							1,571,861
Depreciation and amortization	(983,568)	(195,032)	(105,934)	(38,890)	(1,323,424)	(261,943)	(1,585,367)
Impairment loss	(19,814)	(12,146)	(3,684)	(493)	(36,137)	(2,172)	(38,309)
Income (loss) from equity method investees	90,123	(1,074)	2,163	963	92,175	—	92,175
Total assets	22,667,874	3,943,175	3,042,941	787,207	30,441,197	3,925,361	34,366,558
thereof investment in equity method investees	459,231	197,717	104,077	25,880	786,905	—	786,905
Additions of property, plant and equipment, intangible assets and right of use assets	872,647	206,248	130,632	50,374	1,259,901	296,963	1,556,864

2020
Revenue from health care services	11,060,231	1,364,976	876,036	484,930	13,786,173	24,416	13,810,589
Revenue from health care products	1,094,828	1,363,820	969,674	196,445	3,624,767	15,228	3,639,995
Revenue from contracts with customers	12,155,059	2,728,796	1,845,710	681,375	17,410,940	39,644	17,450,584
Other revenue external customers	323,361	33,792	48,468	2,858	408,479	—	408,479
Revenue external customers	12,478,420	2,762,588	1,894,178	684,233	17,819,419	39,644	17,859,063
Inter- segment revenue	28,753	5,933	239	304	35,229	(35,229)	—
Revenue	12,507,173	2,768,521	1,894,417	684,537	17,854,648	4,415	17,859,063
Operating income	2,119,737	411,674	343,632	(156,555)	2,718,488	(414,079)	2,304,409
Interest							(368,019)
Income before income taxes							1,936,390
Depreciation and amortization	(997,509)	(191,204)	(110,400)	(35,731)	(1,334,844)	(252,025)	(1,586,869)
Impairment loss	(1,231)	(2,266)	(1,065)	(194,468)	(199,030)	—	(199,030)
Income (loss) from equity method investees	87,493	4,237	2,950	18	94,698	(180)	94,518
Total assets	21,358,156	3,879,386	2,830,867	724,124	28,792,533	2,896,503	31,689,036
thereof investment in equity method investees	413,401	215,650	105,661	26,401	761,113	—	761,113
Additions of property, plant and equipment, intangible assets and right of use assets	1,162,847	249,401	143,939	50,682	1,606,869	395,654	2,002,523

2019
Revenue from health care services	10,907,934	1,354,220	861,963	499,202	13,623,319	—	13,623,319
Revenue from health care products	1,023,462	1,298,723	930,057	206,434	3,458,676	20,141	3,478,817
Revenue from contracts with customers	11,931,396	2,652,943	1,792,020	705,636	17,081,995	20,141	17,102,136
Other revenue external customers	263,777	40,530	66,750	3,362	374,419	—	374,419
Revenue external customers	12,195,173	2,693,473	1,858,770	708,998	17,456,414	20,141	17,476,555
Inter- segment revenue	3,067	686	504	251	4,508	(4,508)	—
Revenue	12,198,240	2,694,159	1,859,274	709,249	17,460,922	15,633	17,476,555
Operating income	1,794,101	448,062	328,996	42,508	2,613,667	(344,109)	2,269,558
Interest							(429,444)
Income before income taxes							1,840,114
Depreciation and amortization	(992,526)	(188,580)	(98,599)	(33,352)	(1,313,057)	(240,351)	(1,553,408)
Impairment loss	(36,411)	(3,341)	—	—	(39,752)	—	(39,752)
Income (loss) from equity method investees	75,941	(4,414)	2,551	1,152	75,230	(1,551)	73,679
Total assets	21,700,202	4,058,523	2,852,271	917,184	29,528,180	3,406,555	32,934,735
thereof investment in equity method investees	400,514	171,704	99,815	24,839	696,872	—	696,872
Additions of property, plant and equipment, intangible assets and right of use assets	1,097,517	212,282	190,591	36,595	1,536,985	356,934	1,893,919

(1)	Includes inter - segment consolidation adjustments.

Schedule of geographic operations

Geographic presentation

in € THOUS

		North	Rest of
	Germany	America	the world	Total

2021
Revenue external customers	511,390	12,087,711	5,019,584	17,618,685
Long-lived assets	1,478,579	19,618,557	4,191,436	25,288,572

2020
Revenue external customers	493,436	12,478,420	4,887,207	17,859,063
Long-lived assets	1,202,528	17,878,746	4,325,335	23,406,609

2019
Revenue external customers	474,750	12,195,173	4,806,632	17,476,555
Long-lived assets	1,311,786	19,112,827	4,335,569	24,760,182